Acquisition (Narrative) (Details)		1 Months Ended				3 Months Ended	12 Months Ended
	May 06, 2016 $ / shares shares	Jun. 30, 2017 CAD ($) shares	Apr. 30, 2017 $ / shares shares	Aug. 30, 2016 USD ($) shares	Aug. 30, 2016 CAD ($) shares	Aug. 31, 2016	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Value of Common share							$ 48,907,549
Proceeds from exercise of warrants								$ 251,505
BMG [Member]
Disclosure of detailed information about business combination [line items]
Acquired Units | shares	10,481,435
Unit price | $ / shares	$ 0.35
Total subscription									$ 3,668,502
Per share price | $ / shares	$ 0.37		$ 0.08
Percentage acquired of outstanding shares									27.58%
Royalty payment					$ 1,850,000
Cash paid					$ 1,197,598
Common share issued | shares		9,352,320		532,864	532,864				885,468
Value of Common share		$ 24,970,694			$ 1,678,522				$ 752,649
Warrant exercised | shares				5,240,717	5,240,717
Warrant exercised in lieu of common shares | shares				5,240,717	5,240,717
Proceeds from exercise of warrants					$ 1,939,065
Number of common share acquired | shares	5,240,717		0.1891						16,607,620
Loss on settlement of Advance									$ 184,406
Market value of shares									$ 5,314,438
Payment for share acquired		$ 3,956,656
Value of replacement stock options and warrants							576,506
Transaction costs							$ 561,959
BMG [Member] | USD [Member]
Disclosure of detailed information about business combination [line items]
Cash paid				$ 925,000
BMG [Member] | Bottom of range [Member]
Disclosure of detailed information about business combination [line items]
Reduce in percentage of royalty rate						5.00%
BMG [Member] | Top of range [Member]
Disclosure of detailed information about business combination [line items]
Reduce in percentage of royalty rate						3.50%